Goodwill - Text Details (Detail) € in Millions		12 Months Ended
		Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2022
Goodwill [Line Items]
Increase (decrease) in goodwill		€ 399
Impairment loss recognised in profit or loss, goodwill	[1]	1,357	€ 15	€ 144
Increase (decrease) through net exchange differences, intangible assets and goodwill		641
Acquisitions through business combinations, intangible assets and goodwill		317
Goodwill		10,238	10,637
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0	195
Precision Diagnosis business group [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill		27
Sleep & Respiratory Care [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill		(1,331)
Goodwill		731	€ 2,031
Recoverable amount of asset or cash-generating unit		€ 1,001
Initial forecast period		10.00%	9.20%		1.50%
Sensitivity pre-tax discount rate		40
Sensitivity compound long-term sales growth		160
Sensitivity terminal value		7.00%
Personal Emergency Response and Senior Living [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill			€ 13
Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Goodwill		€ 2,215	€ 1,897
Initial forecast period		15.40%	24.50%
Sensitivity pre-tax discount rate		40
Sensitivity compound long-term sales growth		210
Sensitivity terminal value		8.00%
Other (units carrying a non-significant goodwill balance) [Member]
Goodwill [Line Items]
Goodwill		€ 2,332	€ 2,245
Sensitivity pre-tax discount rate		190
Sensitivity compound long-term sales growth		900
Sensitivity terminal value		26.00%
BioTelemetry [Member]
Goodwill [Line Items]
Goodwill			1,776
Capsule Technologies [Member]
Goodwill [Line Items]
Goodwill			325
Goodwill [member]
Goodwill [Line Items]
Increase (decrease) in goodwill		€ (399)	2,622
Increase (decrease) through net exchange differences, intangible assets and goodwill		641	732
Acquisitions through business combinations, intangible assets and goodwill		€ 317	2,095
Increase (decrease) through net exchange differences, intangible assets other than goodwill			732
Decrease through classified as held for sale, goodwill			189
Initial forecast period		400.00%
Goodwill [member] | Personal Emergency Response and Senior Living [Member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill			€ 15
Goodwill [member] | Ambulatory Monitoring & Diagnostics [Member]
Goodwill [Line Items]
Initial forecast period		500.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.